PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
PROPERTY AND EQUIPMENT
Depreciation expense	$ 651	$ 641	$ 2,624	$ 2,455